Document and Entity Information	Nov. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2023
Entity Registrant Name	CENTERPOINT ENERGY INC
Entity Incorporation State Country Code	TX
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Address Address Line 1	1111 Louisiana
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001130310